RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of company's previously reported operating expenses, cash flows or cash

	As Previously Reported	Adjustments	As Restated

Balance sheet as of December 4, 2020

Warrant Liability	$—	$18,190,000	$18,190,000

Common Stock Subject to Possible Redemption	217,972,620	(18,190,000)	199,782,620

Common Stock	695	182	877

Additional Paid-in Capital	5,000,411	701,197	5,701,608

Accumulated Deficit	(1,096)	(701,379)	(702,475)

Balance sheet as of December 31, 2020

Common Stock	697	198	895

Additional Paid-in Capital	5,201,592	2,291,188	7,492,780

Accumulated Deficit	(202,287)	(2,291,379)	(2,493,666)

Stockholders’ Equity	5,000,002	7	5,000,009

Statement of Operations for the Period from September 23,2020 (inception) to December 31, 2020
Change in fair value of Warrants	$—	$(1,590,000)	$(1,590,000)

Transaction costs attributable to Warrants		(701,379)	(701,379)

Net loss	(202,287)	(2,291,379)	(2,493,666)

Weighted average shares outstanding, Common stock subject to possible redemption	21,797,262	(1,819,000)	19,978,262

Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00

Weighted average shares outstanding, Common stock	6,081,367	501,153	6,582,520

Basic and diluted net loss per share, Common stock	(0.03)	(0.34)	(0.37)

Cash Flow Statement for the Period from September 23, 2020 (inception) to December 31, 2020

Net loss	$(202,287)	$(2,291,379)	$(2,493,666)

Change in fair value of Warrants	—	1,590,000	1,590,000

Transaction costs attributable to Warrants		701,379	701,379

Initial classification of common stock subject to possible redemption	217,972,620	(18,190,000)	199,782,620

Change in value of common stock subject to possible redemption	(201,183)	(1,590,007)	(1,791,190)

Statement of Changes in Stockholders’ Equity for the Period from September 23, 2020 (inception) to December 31, 2020

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders’
	Shares	Amount	Capital	Deficit	Equity
Common stock subject to possible redemption – As Previously Reported	(21,780,266)	$(2,178)	$(217,769,259)	$—	$(217,771,437)
Common stock subject to possible redemption – Adjustments	1,978,284	198	19,779,809	—	19,780,007
Common stock subject to possible redemption – As Restated	(19,801,982)	(1,980)	(197,989,450)	—	(197,991,430)
Net loss – As Previously Reported	—	—	—	(202,287)	(202,287)
Net loss – Adjustments	—	—	—	(2,291,379)	(2,291,379)
Net loss – As Restated	—	—	—	(2,493,666)	(2,493,666)
Balance at December 31, 2020 – As Previously Reported	6,969,734	697	5,201,592	(202,287)	5,000,002
Balance at December 31, 2020 –Adjustments	1,978,284	198	2,291,188	(2,291,379)	7
Balance at December 31, 2020 – As Restated	8,948,018	895	7,492,780	(2,493,666)	5,000,009